Other Non-Current Assets - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Non Current Assets [line items]
Other receivables	£ 80	£ 87
Total financial assets	11,073	11,086
Carbon based receivables	10	7
Other non current receivables
Disclosure Of Other Non Current Assets [line items]
Total financial assets	16	36
Other non current receivables | Derivatives designated and effective as hedging instruments
Disclosure Of Other Non Current Assets [line items]
Total financial assets	14	31
Other non current receivables | Remaining balance
Disclosure Of Other Non Current Assets [line items]
Total financial assets	£ 2	£ 5